FINANCIAL DEBT - Global Programs for the issuance of Notes (Details) $ in Thousands, $ in Millions											1 Months Ended	12 Months Ended
	Aug. 14, 2019 USD ($)	Aug. 09, 2019 USD ($)	Jul. 25, 2019 USD ($)	Jul. 18, 2019 USD ($)	Jul. 18, 2019 ARS ($)	Jul. 10, 2019 USD ($)	Mar. 28, 2019 USD ($)	Mar. 12, 2019 USD ($)	Feb. 05, 2019 series	Dec. 11, 2017	Jul. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	Jul. 18, 2019 ARS ($)	Jun. 30, 2019 USD ($)	May 29, 2019 USD ($)	Mar. 28, 2019 ARS ($)	Mar. 12, 2019 ARS ($)	Jan. 04, 2019 USD ($)	Jan. 04, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 28, 2017 USD ($)	Jun. 01, 2016 USD ($)	Apr. 20, 2016 USD ($)	Apr. 19, 2016 USD ($)
Financial Debt
Principal amount												$ 289,676,000				$ 300,000
Financial debt													$ 151,996								$ 122,012
Fixed interest rate
Financial Debt
Borrowing interest rate												6.45%	6.45%
Series I
Financial Debt
Amount borrowed												$ 392,360
Cablevision | Term Notes
Financial Debt
Repurchase of Notes	$ 3,800		$ 30,400			$ 34,200						500
Repurchase price						997,500
Financial debt												465,800	$ 27,896
Cablevision | Term Notes | Maximum
Financial Debt
Principal amount																								$ 1,000,000	$ 500,000
Repurchase of Notes						$ 200,000
Cablevision | Class A Notes
Financial Debt
Principal amount																							$ 500,000
Investments in fixed assets and other capital expenditure																							$ 89,100
Quorum of Extraordinary Noteholders' Meeting (as a percent)										81.86216%
Cablevision | Class A Notes | Fixed interest rate
Financial Debt
Borrowing interest rate																							6.50%
Telecom Argentina | Term Notes
Financial Debt
Principal amount											$ 500,000				$ 300,000
Financial debt												$ 405,500	24,283
Telecom Argentina | Term Notes | Maximum
Financial Debt
Principal amount																						$ 3,000,000
Telecom Argentina | Series I
Financial Debt
Principal amount				$ 400,000										$ 17,148
Percentage of loan settlement on maturity				100.00%	100.00%
Amount borrowed					$ 16,820
Debt issuance expenses				$ 2,400
Initial disbursement cost				$ 5,240
Telecom Argentina | Series I | Fixed interest rate
Financial Debt
Borrowing interest rate				8.00%										8.00%
Telecom Argentina | Class A Notes
Financial Debt
Repurchase of Notes		$ 34,200	$ 100,000
Maximum repayment											$ 250,000
Nucleo
Financial Debt
Principal amount													$ 2,701
Repayment term												4 years
Borrowing interest rate												8.20%	8.20%
Financial debt												$ 149,890,000	$ 1,397
Maximum notes that can be issued																			$ 500,000,000	$ 3,200
Number of series | series									2
Nucleo | Series I
Financial Debt
Principal amount								$ 120,000,000										$ 841
Repayment term								60 months
Percentage of loan settlement on maturity								100.00%
Nucleo | Series I | Fixed interest rate
Financial Debt
Borrowing interest rate								9.00%										9.00%
Nucleo | Series II
Financial Debt
Repayment term							60 months
Percentage of loan settlement on maturity							100.00%
Maximum notes that can be issued							$ 30,000,000										$ 210
Nucleo | Series II | Fixed interest rate
Financial Debt
Borrowing interest rate							9.00%										9.00%